Income Taxes (Details Narrative) - Second Street Capital L L C [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Interest expense	$ 170,255
Interest income	1,000
Warrant [Member]
Issuance of warrants	824,013
Put Option [Member]
Interest expense	$ 250,000